RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

16.RELATED PARTY TRANSACTIONS AND BALANCES

1)Nature of relationships with related parties

Name	Relationship with the Company
Ms. Wenxiu Zhong	Former Chairperson of the Board of Directors, CEO and indirect holder of 22.6% of the Company’s equity interests
Anruitai Investment Limited (“Anruitai”)	90% owned by Ms. Wenxiu Zhong and 10% owned by Mr. Sheng Gong, the Director and indirect equity shareholder of the Company
Horgos Zhijiantiancheng

Controlled by EJAM Group, which indirectly hold a 6.8% equity interest in the Company; and ceased to be a related party of the Company since December 27, 2024 when EJAM Group sold 6.8% equity interest in the Company

2)Transactions with related parties

For the six months ended June 30, 2025, the Company did not enter into transactions with related parties. For the six months ended June 30, 2024, the Company received the media deposits of $242,009 from Horgos Zhijiantiancheng.

16.RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

3)Balances with related parties

As of June 30, 2025 and December 31, 2024, the balances due from a related party were as follows:

	June 30,	December 31,
	2025	2024
Anruitai Investment Limited	$28,667	$28,667
	$28,667	$28,667

As of June 30, 2025 and December 31, 2024, the balances due to a related party were as follows:

	June 30,	December 31,
	2024	2023
Other payable
Wenxiu Zhong	$3,529	$3,566
	$3,529	$3,566